13F-HR

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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter: 12/31/2008
                                         ---------------

Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:     OAK VALUE CAPITAL MANAGEMENT, INC.
Address:  1450 RALEIGH ROAD, SUITE 220
          CHAPEL HILL, NC 27517


Form 13F File Number: 28-4628
                         ----------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: MARGARET C. LANDIS
Title:SENIOR VICE PRESIDENT, DIRECTOR OF COMPLIANCE
Phone:919-419-1900

Signature, Place, and Date of Signing:

[s] Margaret C. Landis		Chapel Hill, NC			01/27/2009
----------------------     ----------------------------     -------------------
[Signature]                      [City, State]                    [Date]

Report Type (Check only one.):


[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0
                                   ----------------------

Form 13F Information Table Entry Total: 50
                                        ----------------------

Form 13F Information Table Value Total: 186,346
                                        ----------------------
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

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
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579Y101     4968    86333 SH       Sole                    84083              2250
                                                              3455    60050 SH       Defined                 60050
Aflac Inc                      COM              001055102     5794   126396 SH       Sole                   123396              3000
                                                              3780    82450 SH       Defined                 82450
Ambac Financial Group, Inc.    COM              023139108       25    19000 SH       Sole                    19000
American Express Co            COM              025816109     3136   169041 SH       Sole                   165291              3750
                                                              1772    95500 SH       Defined                 95500
Aon Corp                       COM              037389103     4040    88450 SH       Sole                    86475              1975
                                                              2579    56450 SH       Defined                 56450
Avon Products Inc              COM              054303102     5813   241925 SH       Sole                   235925              6000
                                                              4010   166875 SH       Defined                166875
Berkshire Hathaway - Cl A      COM              084670108    32844      340 SH       Sole                      340
                                                              5699       59 SH       Defined                    59
Berkshire Hathaway - Cl B      COM              084670207     6274     1952 SH       Sole                     1896                56
Cadbury plc - ADR              COM              12721E102     4877   136724 SH       Sole                   133572              3152
                                                              3366    94373 SH       Defined                 94373
Chesapeake Energy Corp         COM              165167107     1993   123250 SH       Sole                   120300              2950
                                                              1346    83225 SH       Defined                 83225
Cisco Systems Inc              COM              17275R102     3172   194605 SH       Sole                   189805              4800
                                                              2202   135075 SH       Defined                135075
Coach, Inc.                    COM              189754104     4939   237775 SH       Sole                   231825              5950
                                                              3415   164425 SH       Defined                164425
Diageo plc - ADR               COM              25243Q205     5324    93825 SH       Sole                    91500              2325
                                                              3809    67125 SH       Defined                 67125
Entercom Communications Corp.  COM              293639100       18    15000 SH       Sole                    15000
Exxon Mobil Corp.              COM              30231G102      229     2866 SH       Sole                     2866
Mastercard Inc                 COM              57636Q104     2492    17432 SH       Sole                    17007               425
                                                              1740    12175 SH       Defined                 12175
Medtronic Inc                  COM              585055106     4647   147904 SH       Sole                   144404              3500
                                                              2598    82675 SH       Defined                 82675
Microsoft Corp                 COM              594918104     3129   160949 SH       Sole                   156649              4300
                                                              2911   149725 SH       Defined                149725
Moody's Corp                   COM              615369105     3040   151300 SH       Sole                   147725              3575
                                                              2018   100450 SH       Defined                100450
Oracle Corp                    COM              68389X105     4280   241385 SH       Sole                   235610              5775
                                                              2955   166675 SH       Defined                166675
Praxair Inc                    COM              74005P104     5904    99467 SH       Sole                    97167              2300
                                                              3832    64550 SH       Defined                 64550
Scripps Networks Interact      COM              811065101     2024    92007 SH       Sole                    89602              2405
                                                              1488    67645 SH       Defined                 67645
Syngenta AG - ADR              COM              87160A100     2192    56000 SH       Sole                    54650              1350
                                                              1482    37875 SH       Defined                 37875
Tiffany & Co.                  COM              886547108     3612   152875 SH       Sole                   149525              3350
                                                              2357    99750 SH       Defined                 99750
United Technologies Corp       COM              913017109     4777    89122 SH       Sole                    86972              2150
                                                              2850    53175 SH       Defined                 53175
Zimmer Holdings Inc            COM              98956P102     2614    64675 SH       Sole                    63100              1575
                                                              1774    43900 SH       Defined                 43900
eBay Inc                       COM              278642103     2403   172150 SH       Sole                   167500              4650
                                                               349    25000 SH       Defined                 25000